Financial Assets and Financial Liabilities - Summary of Financial Assets at Amortized Cost (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	€ 13,593	€ 19,292
Total current	13,593	19,273
Total non-current		18
Trade Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	11,913	18,938
Other Financial Assets and Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	€ 1,680	€ 354